Derivative Liabilities (Tables)	9 Months Ended
Oct. 31, 2014
Derivative Instruments, Gain (Loss) [Table Text Block]
	Nine months Ended October 31,
	2014	2013
Beginning balance	$46,985	$15,112
Total (gains) losses	(396,686)	30,728
Settlements	(169,474)	-
Additions	852,022	-
Ending balance	$332,847	$45,840

Change in unrealized gains (losses) included in earnings relating to derivatives still held as of October 31, 2014 and 2013	$(262,912)	$30,728